GOODWILL (Details) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
GOODWILL
At the beginning of the year	$ 4,113,535	$ 4,100,679
Increases		23,755
Decreases	(4)
Currency translation adjustments	8,705	(13,948)
At the end of the period	$ 4,122,236	$ 4,110,486